Business Combination - Additional information (Detail) - KRW (₩) ₩ in Millions			1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2018	Jan. 01, 2018	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2017	Sep. 01, 2017
Disclosure of detailed information about business combination [line items]
Sale of shares, amount of cash						₩ 371,816	₩ 129,726	₩ 555,519
Goodwill				₩ 1,915,017	₩ 1,915,017	2,938,563	₩ 1,915,017	₩ 1,932,452
SM LIFE DESIGN COMPANY JAPAN INC [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash										₩ 30,000
SM LIFE DESIGN COMPANY JAPAN INC [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					6,365
Profit (loss) of acquiree since acquisition date					₩ 1,244
Consideration transferred in cash										30,000
Goodwill										₩ 21,748
S.M. Mobile Communications JAPAN Inc [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				0
Profit (loss) of acquiree since acquisition date				₩ (103)
Goodwill									₩ 13,473
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	55.00%
Consideration transferred in cash	₩ 696,665
Goodwill						1,155,037
Life and Security Holdings Co., Ltd. [member] | ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Revenue of acquiree since acquisition date	₩ 197,487	₩ 763,375
Profit (loss) of acquiree since acquisition date	6,038	₩ 19,548
Consideration transferred in cash	696,665
Goodwill	1,155,037
Id Quantique SA [member]
Disclosure of detailed information about business combination [line items]
Acquisition of shares			41,157,506
Sale of shares, amount of cash			₩ 55,249
Number of shares			44,157,506
Ownership percentage			58.10%
Additional shares acquired in exchange for assets			16,666,666
Business acquisition exchange of asset value			₩ 5,672
Increase in percentage of ownership			65.60%
Revenue of acquiree since acquisition date			₩ 9,935
Profit (loss) of acquiree since acquisition date			5,220
Consideration transferred in cash			₩ 55,249
SK Infosec Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	172,905
Profit (loss) of acquiree since acquisition date	19,512
Capital surplus and other recognized as of acquisition date	₩ 151,556
SK Infosec Co., Ltd. [member] | SK Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
SK Holdings Co., Ltd. [member] | SK Telink Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash						4,450
Capital surplus and other recognized as of acquisition date						₩ 1,018